TURNER FUNDS
                                  (THE "TRUST")

                         TURNER CONCENTRATED GROWTH FUND
                             TURNER CORE GROWTH FUND
                           TURNER EMERGING GROWTH FUND
                          TURNER LARGE CAP GROWTH FUND
                            TURNER MIDCAP GROWTH FUND
                           TURNER NEW ENTERPRISE FUND
                          TURNER SMALL CAP GROWTH FUND
                        TURNER INTERNATIONAL CORE GROWTH FUND
                            TURNER MIDCAP EQUITY FUND
                          TURNER SMALL CAP EQUITY FUND
                           TURNER LARGE CAP VALUE FUND

                          SUPPLEMENT DATED MAY 24, 2007
    TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED JANUARY 31, 2007

                      CAPITALIZED TERMS NOT DEFINED HEREIN
                 HAVE THE MEANINGS ASCRIBED TO THEM IN THE SAI.

Effective February 9, 2007, Timothy Barto no longer serves as an officer of the Trust.

Effective immediately, the following language is inserted into the SAI under the heading "Proxy Voting": "Turner and TIM will generally not vote nor seek to recall for voting shares on loan in connection with the Trust's securities lending program, unless it determined that a particular vote was especially significant. Seeking to recall securities in this limited circumstance may nevertheless be unsuccessful because of operational difficulties relating to custody of the security in question that are beyond Turner's or TIM's control."

Additionally, the following information replaced the corresponding information in the SAI.

PORTFOLIO MANAGERS - OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

The following information is as of March 31, 2007:

Concentrated Growth Fund
------------------------

(A)(1) PORTFOLIO MANAGER'S    (a)(2) Number of other accounts managed within each (a)(3) For each category in (a)(2) Number of
NAME                          category and the total assets in the accounts       accounts and the total assets in the accounts with
                              managed within each category                        respect to which the advisory fee is based on the
                                                                                  performance of the account
------------------------------------------------------------------------------------------------------------------------------------
(as listed on the Prospectus)
------------------------------------------------------------------------------------------------------------------------------------

                              (A)                  (B)                  (C)          Registered      Other Pooled    Other Accounts
                                                                                     Investment       Investment
                                                                                      Companies        Vehicles
------------------------------------------------------------------------------------------------------------------------------------
                                   Registered          Other Pooled       Other
                              Investment Companies  Investment Vehicles  Accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number   Total    Number  Total   Number   Total
                                                                                     of     Assets     of    Assets    of    Assets
                                                                                  Accounts          Accounts        Accounts
------------------------------------------------------------------------------------------------------------------------------------
      Robert E. Turner            19 Accounts           36 Accounts         76       2       $776     NONE     $0      1      $527
                                                                         Accounts Accounts million                  Account  million
------------------------------------------------------------------------------------------------------------------------------------
       (Lead Manager)             $2.4 billion         $1.2 billion        $9.1
                                                                         billion
------------------------------------------------------------------------------------------------------------------------------------
    Christopher K. McHugh         18 Accounts           32 Accounts         77       3       $796     NONE     $0      5      $249
                                                                         Accounts Accounts million                  Accounts million
------------------------------------------------------------------------------------------------------------------------------------
        (Co-Manager)              $4.1 billion         $686 million        $5.5
                                                                         billion
------------------------------------------------------------------------------------------------------------------------------------
         Bill McVail               7 Accounts           9 Accounts          48       1       $35      NONE     $0      3      $123
                                                                         Accounts Account  million                  Accounts million
------------------------------------------------------------------------------------------------------------------------------------
        (Co-Manager)              $1.1 billion         $166 million        $3.6
                                                                         billion
------------------------------------------------------------------------------------------------------------------------------------

Core Growth Fund
----------------

(A)(1) PORTFOLIO MANAGER'S    (a)(2) Number of other accounts managed within each (a)(3) For each category in (a)(2) Number of
NAME                          category and the total assets in the accounts       accounts and the total assets in the accounts with
                              managed within each category                        respect to which the advisory fee is based on the
                                                                                  performance of the account
------------------------------------------------------------------------------------------------------------------------------------
(as listed on the Prospectus)
------------------------------------------------------------------------------------------------------------------------------------

                              (A)                  (B)                  (C)          Registered      Other Pooled    Other Accounts
                                                                                     Investment       Investment
                                                                                      Companies        Vehicles
------------------------------------------------------------------------------------------------------------------------------------
                                   Registered          Other Pooled       Other
                              Investment Companies  Investment Vehicles  Accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number   Total    Number  Total   Number   Total
                                                                                     of     Assets     of    Assets    of    Assets
                                                                                  Accounts          Accounts        Accounts
------------------------------------------------------------------------------------------------------------------------------------
      Robert E. Turner            19 Accounts           36 Accounts         76       2      $776     NONE     $0      1      $527
                                                                         Accounts Accounts million                 Account  million
------------------------------------------------------------------------------------------------------------------------------------
        (Co-Manager)              $2.3 billion         $1.2 billion        $9.1
                                                                         billion
------------------------------------------------------------------------------------------------------------------------------------
        Robb Parlanti              8 Accounts           28 Accounts         53      NONE     $0      NONE     $0      1      $527
                                                                         Accounts                                  Account  million
------------------------------------------------------------------------------------------------------------------------------------
        (Co-Manager)              $830 million          $1 billion         $6.4
                                                                         billion
------------------------------------------------------------------------------------------------------------------------------------
         Mark Turner              13 Accounts           28 Accounts         53      NONE     $0      NONE     $0      1      $527
                                                                         Accounts                                  Account  million
------------------------------------------------------------------------------------------------------------------------------------
        (Co-Manager)              $2.1 billion          $1 billion         $6.4
                                                                         billion
------------------------------------------------------------------------------------------------------------------------------------

Emerging Growth Fund
--------------------

(A)(1) PORTFOLIO MANAGER'S    (a)(2) Number of other accounts managed within each (a)(3) For each category in (a)(2) Number of
NAME                          category and the total assets in the accounts       accounts and the total assets in the accounts with
                              managed within each category                        respect to which the advisory fee is based on the
                                                                                  performance of the account
------------------------------------------------------------------------------------------------------------------------------------
(as listed on the Prospectus)
------------------------------------------------------------------------------------------------------------------------------------

                              (A)                  (B)                  (C)          Registered      Other Pooled    Other Accounts
                                                                                     Investment       Investment
                                                                                      Companies        Vehicles
------------------------------------------------------------------------------------------------------------------------------------
                                   Registered          Other Pooled       Other
                              Investment Companies  Investment Vehicles  Accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number   Total    Number  Total   Number   Total
                                                                                     of     Assets     of    Assets    of    Assets
                                                                                  Accounts          Accounts        Accounts
------------------------------------------------------------------------------------------------------------------------------------
     Frank L. Sustersic           5 Accounts         7 Accounts         47       1       $45      NONE     $0      3     $123million
                                                                     Accounts Account  million                  Accounts
------------------------------------------------------------------------------------------------------------------------------------
       (Lead Manager)            $468 million        $94 million       $2.3
                                                                     billion
------------------------------------------------------------------------------------------------------------------------------------
         Bill McVail              7 Accounts         9 Accounts         48       1       $35      NONE     $0      3        $123
                                                                     Accounts          million                  Accounts   million
------------------------------------------------------------------------------------------------------------------------------------
        (Co-Manager)             $543 million       $166 million       $3.6
                                                                     billion
------------------------------------------------------------------------------------------------------------------------------------
     Heather F. McMeekin          1 Account          2 Accounts         10       1       $45      NONE     $0     NONE       $0
                                                                     Accounts Account  million
------------------------------------------------------------------------------------------------------------------------------------
        (Co-Manager)             $45 million        $447 thousand      $309
                                                                     million
------------------------------------------------------------------------------------------------------------------------------------

Large Cap Growth Fund
---------------------

(A)(1) PORTFOLIO MANAGER'S    (a)(2) Number of other accounts managed within each (a)(3) For each category in (a)(2) Number of
NAME                          category and the total assets in the accounts       accounts and the total assets in the accounts with
                              managed within each category                        respect to which the advisory fee is based on the
                                                                                  performance of the account
------------------------------------------------------------------------------------------------------------------------------------
(as listed on the Prospectus)
------------------------------------------------------------------------------------------------------------------------------------

                              (A)                  (B)                  (C)          Registered      Other Pooled    Other Accounts
                                                                                     Investment       Investment
                                                                                      Companies        Vehicles
------------------------------------------------------------------------------------------------------------------------------------
                                   Registered          Other Pooled       Other
                              Investment Companies  Investment Vehicles  Accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number   Total    Number  Total   Number   Total
                                                                                     of     Assets     of    Assets    of    Assets
                                                                                  Accounts          Accounts        Accounts
------------------------------------------------------------------------------------------------------------------------------------
      Robert E. Turner            19 Accounts           36 Accounts         76       2      $776     NONE     $0      1       $527
                                                                         Accounts Accounts million                 Account  million
------------------------------------------------------------------------------------------------------------------------------------
       (Lead Manager)             $2.5 billion         $1.2 billion        $9.1
                                                                         billion
------------------------------------------------------------------------------------------------------------------------------------
         Mark Turner              16 Accounts           35 Accounts        710       1      $741     NONE     $0      1       $527
                                                                         Accounts Account  million                 Account  million
------------------------------------------------------------------------------------------------------------------------------------
        (Co-Manager)              $2.3 billion         $1.1 billion        $7.4
                                                                         billion
------------------------------------------------------------------------------------------------------------------------------------
      Robb J. Parlanti            13 Accounts           28 Accounts         53      NONE     $0      NONE     $0      1       $527
                                                                         Accounts                                  Account  million
------------------------------------------------------------------------------------------------------------------------------------
        (Co-Manager)              $807 million          $1 billion         $6.4
                                                                         billion
------------------------------------------------------------------------------------------------------------------------------------

Midcap Growth Fund
------------------

(A)(1) PORTFOLIO MANAGER'S    (a)(2) Number of other accounts managed within each (a)(3) For each category in (a)(2) Number of
NAME                          category and the total assets in the accounts       accounts and the total assets in the accounts with
                              managed within each category                        respect to which the advisory fee is based on the
                                                                                  performance of the account
------------------------------------------------------------------------------------------------------------------------------------
(as listed on the Prospectus)
------------------------------------------------------------------------------------------------------------------------------------

                              (A)                  (B)                  (C)          Registered      Other Pooled    Other Accounts
                                                                                     Investment       Investment
                                                                                      Companies        Vehicles
------------------------------------------------------------------------------------------------------------------------------------
                                   Registered          Other Pooled       Other
                              Investment Companies  Investment Vehicles  Accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number   Total    Number  Total   Number   Total
                                                                                     of     Assets     of    Assets    of    Assets
                                                                                  Accounts          Accounts        Accounts
------------------------------------------------------------------------------------------------------------------------------------
    Christopher K. McHugh         18 Accounts           32 Accounts         77       3      $796     NONE     $0      5       $249
                                                                         Accounts Accounts million                 Accounts million
------------------------------------------------------------------------------------------------------------------------------------
       (Lead Manager)             $4.0 billion         $686 million        $5.5
                                                                         billion
------------------------------------------------------------------------------------------------------------------------------------
        Tara Hedlund               9 Accounts           22 Accounts         18       1       $20     NONE     $0      2       $125
                                                                         Accounts Account  million                 Accounts million
------------------------------------------------------------------------------------------------------------------------------------
        (Co-Manager)              $2.8 billion         $408 million        $818
                                                                         million
------------------------------------------------------------------------------------------------------------------------------------
     Jason Schrotberger           13 Accounts           27 Accounts         55       1       $20     NONE     $0      5       $249
                                                                         Accounts Account  million                 Accounts million
------------------------------------------------------------------------------------------------------------------------------------
        (Co-Manager)              $2.1 billion         $500 million        $2.9
                                                                         billion
------------------------------------------------------------------------------------------------------------------------------------

New Enterprise Fund
-------------------

(A)(1) PORTFOLIO MANAGER'S    (a)(2) Number of other accounts managed within each (a)(3) For each category in (a)(2) Number of
NAME                          category and the total assets in the accounts       accounts and the total assets in the accounts with
                              managed within each category                        respect to which the advisory fee is based on the
                                                                                  performance of the account
------------------------------------------------------------------------------------------------------------------------------------
(as listed on the Prospectus)
------------------------------------------------------------------------------------------------------------------------------------

                              (A)                  (B)                  (C)          Registered      Other Pooled    Other Accounts
                                                                                     Investment       Investment
                                                                                      Companies        Vehicles
------------------------------------------------------------------------------------------------------------------------------------
                                   Registered          Other Pooled       Other
                              Investment Companies  Investment Vehicles  Accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number   Total    Number  Total   Number   Total
                                                                                     of     Assets     of    Assets    of    Assets
                                                                                  Accounts          Accounts        Accounts
------------------------------------------------------------------------------------------------------------------------------------
    Christopher K. McHugh         18 Accounts           32 Accounts         77       3      $796     NONE     $0      5      $249
                                                                         Accounts Accounts million                 Accounts million
------------------------------------------------------------------------------------------------------------------------------------
       (Lead Manager)             $4.1 billion         $686 million        $5.5
                                                                         billion
------------------------------------------------------------------------------------------------------------------------------------
     Jason Schrotberger           13 Accounts           27 Accounts         55       1       $20     NONE     $0      5      $209
                                                                         Accounts Account  million                 Accounts million
------------------------------------------------------------------------------------------------------------------------------------
        (Co-Manager)              $3.2 billion         $500 million        $2.9
                                                                         billion
------------------------------------------------------------------------------------------------------------------------------------
        Tara Hedlund               9 Accounts           22 Accounts         18       1       $20     NONE     $0      2      $125
                                                                         Accounts Account  million                 Accounts million
------------------------------------------------------------------------------------------------------------------------------------
        (Co-Manager)              $2.7 billion         $408 million        $818
                                                                         million
------------------------------------------------------------------------------------------------------------------------------------

Small Cap Growth Fund
---------------------

(A)(1) PORTFOLIO MANAGER'S    (a)(2) Number of other accounts managed within each (a)(3) For each category in (a)(2) Number of
NAME                          category and the total assets in the accounts       accounts and the total assets in the accounts with
                              managed within each category                        respect to which the advisory fee is based on the
                                                                                  performance of the account
------------------------------------------------------------------------------------------------------------------------------------
(as listed on the Prospectus)
------------------------------------------------------------------------------------------------------------------------------------

                              (A)                  (B)                  (C)          Registered      Other Pooled    Other Accounts
                                                                                     Investment       Investment
                                                                                      Companies        Vehicles
------------------------------------------------------------------------------------------------------------------------------------
                                   Registered          Other Pooled       Other
                              Investment Companies  Investment Vehicles  Accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number   Total    Number  Total   Number   Total
                                                                                     of     Assets     of    Assets    of    Assets
                                                                                  Accounts          Accounts        Accounts
------------------------------------------------------------------------------------------------------------------------------------
         Bill McVail               7 Accounts           9 Accounts          48       1       $35     NONE     $0      3      $123
                                                                         Accounts Account  million                 Accounts million
------------------------------------------------------------------------------------------------------------------------------------
       (Lead Manager)             $842 million         $166 million        $3.6
                                                                         billion
------------------------------------------------------------------------------------------------------------------------------------
    Christopher K. McHugh         18 Accounts           32 Accounts         77       3      $796     NONE     $0      5      $249
                                                                         Accounts Accounts million                 Accounts million
------------------------------------------------------------------------------------------------------------------------------------
        (Co-Manager)              $3.8 billion         $686 million        $5.5
                                                                         billion
------------------------------------------------------------------------------------------------------------------------------------
     Frank L. Sustersic            5 Accounts           7 Accounts          47       1       $45     NONE     $0      3      $123
                                                                         Accounts Account  million                 Accounts million
------------------------------------------------------------------------------------------------------------------------------------
        (Co-Manager)              $766 million          $94 million        $2.3
                                                                         billion
------------------------------------------------------------------------------------------------------------------------------------
    Jason D. Schrotberger         13 Accounts           27 Accounts         55       1       $20     NONE     $0      5      $249
                                                                         Accounts Account  million                 Accounts million
------------------------------------------------------------------------------------------------------------------------------------
        (Co-Manager)              $2.9 billion         $500 million        $2.9
                                                                         billion
------------------------------------------------------------------------------------------------------------------------------------

International Core Growth Fund
------------------------------

(A)(1) PORTFOLIO MANAGER'S    (a)(2) Number of other accounts managed within each (a)(3) For each category in (a)(2) Number of
NAME                          category and the total assets in the accounts       accounts and the total assets in the accounts with
                              managed within each category                        respect to which the advisory fee is based on the
                                                                                  performance of the account
------------------------------------------------------------------------------------------------------------------------------------
(as listed on the Prospectus)
------------------------------------------------------------------------------------------------------------------------------------

                              (A)                  (B)                  (C)          Registered      Other Pooled    Other Accounts
                                                                                     Investment       Investment
                                                                                      Companies        Vehicles
------------------------------------------------------------------------------------------------------------------------------------
                                   Registered          Other Pooled       Other
                              Investment Companies  Investment Vehicles  Accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number   Total    Number  Total   Number   Total
                                                                                     of     Assets     of    Assets    of    Assets
                                                                                  Accounts          Accounts        Accounts
------------------------------------------------------------------------------------------------------------------------------------
         Mark Turner              16 Accounts           35 Accounts         71       1      $741     NONE     $0      1       $527
                                                                         Accounts Account  million                 Account  million
------------------------------------------------------------------------------------------------------------------------------------
       (Lead Manager)             $2.3 billion         $1.1 billion        $7.4
                                                                         billion
------------------------------------------------------------------------------------------------------------------------------------
    Christopher K. McHugh         18 Accounts           32 Accounts         77       3      $796     NONE     $0      5       $249
                                                                         Accounts Accounts million                 Accounts million
------------------------------------------------------------------------------------------------------------------------------------
        (Co-Manager)              $4.0 billion         $686 million        $5.5
                                                                         billion
------------------------------------------------------------------------------------------------------------------------------------
      Robert E. Turner            19 Accounts           36 Accounts         76       2      $776     NONE     $0      1       $527
                                                                         Accounts Accounts million                 Account  million
------------------------------------------------------------------------------------------------------------------------------------
        (Co-Manager)              $2.5 billion         $1.2 billion        $9.1
                                                                         billion
------------------------------------------------------------------------------------------------------------------------------------

Midcap Equity Fund
------------------

(A)(1) PORTFOLIO MANAGER'S    (a)(2) Number of other accounts managed within each (a)(3) For each category in (a)(2) Number of
NAME                          category and the total assets in the accounts       accounts and the total assets in the accounts with
                              managed within each category                        respect to which the advisory fee is based on the
                                                                                  performance of the account
------------------------------------------------------------------------------------------------------------------------------------
(as listed on the Prospectus)
------------------------------------------------------------------------------------------------------------------------------------

                              (A)                  (B)                  (C)          Registered      Other Pooled    Other Accounts
                                                                                     Investment       Investment
                                                                                      Companies        Vehicles
------------------------------------------------------------------------------------------------------------------------------------
                                   Registered          Other Pooled       Other
                              Investment Companies  Investment Vehicles  Accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number   Total    Number  Total   Number   Total
                                                                                     of     Assets     of    Assets    of    Assets
                                                                                  Accounts          Accounts        Accounts
------------------------------------------------------------------------------------------------------------------------------------
         Steven Gold               3 Accounts            24 Accounts          2        1      $308     NONE     $0     NONE     $0
                                                                           Accounts Account  million
------------------------------------------------------------------------------------------------------------------------------------
       (Lead Manager)             $393 million           $805 million        $118
                                                                           million
------------------------------------------------------------------------------------------------------------------------------------
        Tom Dibella                 5 Accounts           25 Accounts          20       2      $448     NONE     $0     NONE     $0
                                                                           Accounts Accounts million
------------------------------------------------------------------------------------------------------------------------------------
        (Co-Manager)              $609 million           $806 million        $1.4
                                                                           billion
------------------------------------------------------------------------------------------------------------------------------------

Small Cap Equity Fund
---------------------

(A)(1) PORTFOLIO MANAGER'S    (a)(2) Number of other accounts managed within each (a)(3) For each category in (a)(2) Number of
NAME                          category and the total assets in the accounts       accounts and the total assets in the accounts with
                              managed within each category                        respect to which the advisory fee is based on the
                                                                                  performance of the account
------------------------------------------------------------------------------------------------------------------------------------
(as listed on the Prospectus)
------------------------------------------------------------------------------------------------------------------------------------

                              (A)                  (B)                  (C)          Registered      Other Pooled    Other Accounts
                                                                                     Investment       Investment
                                                                                      Companies        Vehicles
------------------------------------------------------------------------------------------------------------------------------------
                                   Registered          Other Pooled       Other
                              Investment Companies  Investment Vehicles  Accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number   Total    Number  Total   Number   Total
                                                                                     of     Assets     of    Assets    of    Assets
                                                                                  Accounts          Accounts        Accounts
------------------------------------------------------------------------------------------------------------------------------------
        Tom Dibella                5 Accounts            25 Accounts          20       2      $448     NONE     $0     NONE     $0
                                                                           Accounts Accounts million
------------------------------------------------------------------------------------------------------------------------------------
        (Co-Manager)              $534 million           $806 million        $1.4
                                                                           billion
------------------------------------------------------------------------------------------------------------------------------------
        Steven Gold*               5 Accounts            25 Accounts          20       2      $448     NONE     $0     NONE     $0
                                                                           Accounts Accounts million
------------------------------------------------------------------------------------------------------------------------------------
        (Co- Manager)             $534 million           $806 million        $1.4
                                                                           billion
------------------------------------------------------------------------------------------------------------------------------------

* Effective May 4, 2007, Steven Gold replaced Kevin Gainey as a portfolio manager of the Fund.

Large Cap Value Fund
--------------------

(A)(1) PORTFOLIO MANAGER'S    (a)(2) Number of other accounts managed within each (a)(3) For each category in (a)(2) Number of
NAME                          category and the total assets in the accounts       accounts and the total assets in the accounts with
                              managed within each category                        respect to which the advisory fee is based on the
                                                                                  performance of the account
------------------------------------------------------------------------------------------------------------------------------------
(as listed on the Prospectus)
------------------------------------------------------------------------------------------------------------------------------------

                              (A)                  (B)                  (C)          Registered      Other Pooled    Other Accounts
                                                                                     Investment       Investment
                                                                                      Companies        Vehicles
------------------------------------------------------------------------------------------------------------------------------------
                                   Registered          Other Pooled       Other
                              Investment Companies  Investment Vehicles  Accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number   Total    Number  Total   Number   Total
                                                                                     of     Assets     of    Assets    of    Assets
                                                                                  Accounts          Accounts        Accounts
------------------------------------------------------------------------------------------------------------------------------------
        David Kovacs                1 Account            11 Accounts          3       NONE     $0     NONE     $0     NONE     $0
                                                                           Accounts
------------------------------------------------------------------------------------------------------------------------------------
       (Lead Manager)              $73 million           $28 million         $179
                                                                           million
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO MANAGERS - PORTFOLIO MANAGER'S OWNERSHIP OF SECURITIES IN THE FUND

The table below provides beneficial ownership of shares of the portfolio managers of the Funds as of March 31, 2007. Please note that the table provides a dollar value of each portfolio manager's holdings in each Fund (none, $1- $10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-
$1,000,000, over $1,000,000).

Name of Fund              Name of Portfolio    Dollar Range of equity securities in the
                          Manager              Fund beneficially owned by the
                                               Portfolio Manager
---------------------------------------------------------------------------------------
Concentrated Growth Fund  Robert E. Turner     Over $1,000,000
                          Christopher K.
                          McHugh               $50,001-$100,000
                          Bill McVail          $50,001-$100,000
---------------------------------------------------------------------------------------
Core Growth Fund          Robert E. Turner     Over $1,000,000
                          Mark Turner          Over $1,000,000
                          Robb J. Parlanti     $100,001-$500,000
---------------------------------------------------------------------------------------
Emerging Growth Fund      Frank L. Sustersic   $100,001-$500,000
                          Bill McVail          $100,001-$500,000
                          Heather F. McMeekin  $50,001-$100,000
---------------------------------------------------------------------------------------
Large Cap Growth Fund     Robert E. Turner     Over $1,000,000
                          Mark Turner          None
                          Robb J. Parlanti     $100,001-$500,000
---------------------------------------------------------------------------------------
Midcap Growth Fund        Christopher K.
                          McHugh               $500,001-$1,000,000
                          Tara Hedlund         $50,001-$100,000
                          Jason Schrotberger   $10,001-$50,000
---------------------------------------------------------------------------------------
New Enterprise Fund       Christopher K.
                          McHugh               $500,001-$1,000,000
                          Jason Schrotberger   None
                          Tara Hedlund         $1-$10,000
---------------------------------------------------------------------------------------
Small Cap Growth Fund     Bill McVail          $50,001-$100,000
                          Christopher K.
                          McHugh               $10,001-$50,000
                          Frank L. Sustersic   None
                          Jason D.
                          Schrotberger         None
---------------------------------------------------------------------------------------
International Core Growth Mark Turner          Over $1,000,000
Fund                      Christopher K.
                          McHugh               None
                          Robert E. Turner     $500,001-$1,000,000
---------------------------------------------------------------------------------------
Midcap Equity Fund        Tom Dibella          None
                          Steven Gold          $50,001-$100,000
---------------------------------------------------------------------------------------
Small Cap Equity Fund     Tom Dibella          $100,001-$500,000
                          Steven Gold*         None
---------------------------------------------------------------------------------------
Large Cap Value Fund      David E. Kovacs      $100,001-$500,000
---------------------------------------------------------------------------------------

* Effective May 4, 2007, Steven Gold replaced Kevin Gainey as a portfolio manager of the Fund.

FUND SHARES OWNED BY TRUSTEES. The following table shows a dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Turner Funds as of March 31, 2007. Dollar ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 Act, as amended.

NAME                    DOLLAR RANGE OF FUND SHARES (FUND)       AGGREGATE DOLLAR RANGE OF SHARES (ALL FUNDS)
-------------------------------------------------------------------------------------------------------------
Robert Turner     Concentrated Growth Fund - Over $100,000       Over $100,000
                  Core Growth Fund - Over $100,000
                  Emerging Growth Fund - Over $100,000
                  Large Cap Growth Fund - Over $100,000
                  Midcap Growth Fund - Over $100,000
                  New Enterprise Fund - Over $100,000
                  Small Cap Equity Fund - Over $100,000
                  Large Cap Value Fund - Over $100,000
                  International Core Growth Fund - Over $100,000
-------------------------------------------------------------------------------------------------------------
Alfred C. Salvato $0                                             $0
-------------------------------------------------------------------------------------------------------------
Janet F. Sansone  Emerging Markets Growth Fund - $10,001-$50,000 $10,001 - $50,000
                  Core Growth Fund - $1-$10,000
                  Large Cap Growth Fund - $1-$10,000
-------------------------------------------------------------------------------------------------------------
John T. Wholihan  Concentrated Growth Fund - $1-$10,000          $1-$10,000
-------------------------------------------------------------------------------------------------------------